Cash from operations	6 Months Ended
Jun. 30, 2025
Cash from operations
Cash from operations

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

18.Cash from operations

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Reconciliation:
Income/(loss) before taxation	67.7	(88.0)	136.8	(1,647.3)
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	77.8	76.5	156.4	153.0
Amortization of intangible assets (note 6 and 7)	11.2	10.7	22.0	21.7
Amortization of prepaid site rent	0.6	2.4	1.3	4.9
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6 and 7)	1.7	2.9	3.6	6.0
Impairment of assets held for sale (note 6)	—	2.9	—	2.9
Impairment of goodwill (note 7)	—	—	—	87.9
Net (reversal of impairment)/impairment of withholding tax receivables (note 7)	(0.5)	2.8	(12.9)	10.9
Impairment of inventory	0.2	—	0.4	—
Net gain on disposal of property, plant and equipment and right-of-use assets (note 7)	(2.2)	(1.9)	(1.0)	(2.3)
Share‑based payment expense	8.5	4.9	14.0	8.1
Net loss allowance/(reversal of loss allowance) on trade receivables	1.4	(2.4)	1.8	2.2
Finance income (note 8)	(35.6)	(43.0)	(56.1)	(24.3)
Finance costs (note 9)	114.3	279.2	228.7	1,812.7
Insurance claim income	(0.2)	—	(0.3)	—
Operating income before working capital changes	244.9	246.8	494.7	436.4

Changes in working capital
Decrease/(increase) in inventory	4.1	6.0	(10.1)	(5.4)
Increase in trade and other receivables	(41.6)	(111.8)	(31.2)	(187.1)
Increase in trade and other payables	47.4	10.6	17.6	0.7
Net movement in working capital	9.9	(95.2)	(23.7)	(191.8)

Cash from operations	254.8	151.6	471.0	244.6